Share-Based Payments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of employee share converts into ordinary share on exercise				1
Amounts paid or payable by recipient on receipt of option				$ 0
Historical share price volatility period	2 years
Share options outstanding at end of year weighted average exercise price	$ 1.18	$ 1.48	$ 0.97
Weighted average remaining contractual life	507 days	555 days	567 days
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Bottom of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	4 years
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years
Top of Range | A D S Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Historical share price volatility period	5 years